Document and Entity Information	May 20, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 20, 2025
Entity Registrant Name	OLD SECOND BANCORP INC
Entity Incorporation, State or Country Code	DE
Entity File Number	000-10537
Entity Tax Identification Number	36-3143493
Entity Address, Address Line One	37 South River Street
Entity Address, City or Town	Aurora
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60507
City Area Code	630
Local Phone Number	892-0202
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000357173
Amendment Flag	false